Share-Based Compensation - Share Incentive Plan, Share Options, Binomial Model Assumptions (Details) - Leju Plan - $ / shares				1 Months Ended	12 Months Ended
	Dec. 01, 2022	Dec. 01, 2019	Dec. 01, 2016	Nov. 30, 2013	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation
Increase percentage of the then total outstanding shares on an as-converted fully diluted basis				5.00%
Number of ordinary shares increased	8,020,119	7,833,224	7,553,422
Expiration period		10 years
Maximum
Share-Based Compensation
Number of shares that may be issued as a percentage of total outstanding shares				8.00%
Share Options
Assumptions used in the binomial model
Risk-free rate of return (as a percent)						1.56%
Estimated volatility rate (as a percent)						72.06%
Dividend yield (as a percent)						0.00%
Share Options | Group's employees
Share-Based Compensation
Options granted for purchase of shares					0	4,267,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						600,000
Expiration period						10 years
Award vesting period						3 years
Assumptions used in the binomial model
Contractual life of option					10 years
Share Options | Minimum | Group's employees
Share-Based Compensation
Exercise price of shares granted (in dollars per share)						$ 0.10
Share Options | Maximum | Group's employees
Share-Based Compensation
Exercise price of shares granted (in dollars per share)						$ 1.00
Restricted Shares
Share-Based Compensation
Restricted shares granted					0	0